FINANCE LEASES - Minimum Loan Payments Due For Finance Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Less: Future finance charges	$ 2,026	$ 1,444
Present value of minimum lease payments	38,575	28,034
Less: Current portion	(16,358)	(12,877)
Non-current portion	22,217	15,157
Not later than one year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	17,570	13,531
Later than one year and not later than five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 23,031	$ 15,947